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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21799
                                                                       _____________________________

Evergreen International Balanced Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended January 31, 2006. This one series has an April 30 fiscal year end.

Date of reporting period: January 31, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.9%
CONSUMER DISCRETIONARY 1.2%
Media 0.6%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	500,000	$680,195
Yell Finance BV, 10.75%, 08/01/2011 GBP	320,000	619,283

		1,299,478

Multi-line Retail 0.6%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	350,000	657,427
PPR SA, 5.25%, 03/29/2011 EUR	640,000	828,811

		1,486,238

CONSUMER STAPLES 0.6%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	584,591

Tobacco 0.4%
British American Tobacco plc, 4.375%, 06/15/2011 EUR	670,000	836,342

ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Total SA, 4.875%, 09/22/2011 CAD	1,700,000	1,522,573
Transco plc, 7.00%, 12/15/2008 AUD	1,800,000	1,399,143

		2,921,716

FINANCIALS 8.6%
Capital Markets 0.4%
Morgan Stanley, 4.375%, 01/14/2011 EUR	650,000	819,487

Commercial Banks 5.6%
Eurofima, 5.50%, 09/15/2009 AUD	2,000,000	1,505,427
European Investment Bank, 8.50%, 12/12/2007 ZAR	20,000,000	3,355,789
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	17,600,000	3,525,044
Kreditanstalt für Wiederaufbau, 6.00%, 09/15/2009 AUD	1,900,000	1,455,580
National Australia Bank, Ltd., 6.25%, 01/15/2009 AUD	1,900,000	1,455,523
Rabobank Nederland, 4.00%, 09/23/2010 CAD	1,800,000	1,550,460

		12,847,823

Consumer Finance 1.6%
FCE Bank plc, 5.75%, 12/15/2006 GBP	330,000	576,067
General Electric Capital Corp., 3.75%, 05/22/2008 CAD	1,800,000	1,572,262
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	1,650,000	1,466,667

		3,614,996

Diversified Financial Services 1.0%
British American Tobacco International Finance plc, 5.75%, 12/09/2013 GBP	350,000	645,940
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,180,000	897,521
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	500,000	658,130

		2,201,591

MATERIALS 0.3%
Containers & Packaging 0.3%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	500,000	628,457

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Telecom Italia SpA, 4.50%, 01/28/2011 EUR	600,000	750,752
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	500,000	682,569

		1,433,321

UTILITIES 0.3%
Water Utilities 0.3%
FG4 SA, 8.375%, 04/30/2015 EUR	500,000	707,585

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $28,002,405)		29,381,625

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.8%
Brazil, 9.50%, 01/24/2011 EUR	670,000	$975,854
Colombia, 11.375%, 01/31/2008 EUR	660,000	919,791
Hungary, 9.25%, 10/12/2007 HUF	618,300,000	3,107,735
Jamaica, 11.00%, 07/27/2012 EUR	400,000	579,459
Mexico:
8.00%, 12/28/2006 MXN	32,000,000	3,080,312
8.00%, 12/19/2013 MXN	33,000,000	3,151,918
New Zealand, 6.00%, 04/15/2015 NZD	4,350,000	3,020,506
Ontario Province:
5.25%, 11/30/2011 CAD	900,000	823,956
5.75%, 03/03/2008 NZD	4,900,000	3,289,756
Poland, 8.50%, 05/12/2007 PLN	18,800,000	6,287,967
Quebec Province, 4.50%, 04/28/2011 CAD	3,400,000	2,988,880
Turkey, 9.25%, 02/09/2010 EUR	650,000	934,341

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $27,877,828)		29,160,475

YANKEE OBLIGATIONS-CORPORATE 0.2%
FINANCIALS 0.2%
Commercial Banks 0.2%
Kazkommerts International BV, 7.00%, 11/03/2009 (cost $510,121)	$500,000	511,500

YANKEE OBLIGATIONS-GOVERNMENT 1.1%
Brazil, 9.25%, 10/22/2010	600,000	685,500
Colombia, 10.50%, 07/09/2010	600,000	711,000
Turkey, 9.00%, 06/30/2011	500,000	568,750
Venezuela, 10.75%, 09/19/2013	500,000	623,750

Total Yankee Obligations-Government (cost $2,535,959)		2,589,000

	Shares	Value

COMMON STOCKS 70.2%
CONSUMER DISCRETIONARY 6.3%
Automobiles 0.3%
DaimlerChrysler AG	13,577	781,112

Household Durables 0.6%
Electrolux AB	38,300	1,024,489
George Wimpey plc	27,090	248,481

		1,272,970

Internet & Catalog Retail 0.2%
Gus plc	22,474	414,086

Media 3.8%
Arnoldo Mondadori Editore SpA	80,776	774,370
Gestevision Telecinco SA *	7,069	174,691
Independent News & Media plc	309,535	1,009,858
John Fairfax Holdings, Ltd.	187,045	599,918
Macquarie Communications Infrastructure Group	397,754	1,733,075
Mediaset SpA	74,226	870,158
PagesJaunes SA	61,210	1,561,069
Pearson plc	75,095	975,107
West Australian Newspapers Holdings, Ltd.	59,691	382,900
Wolters Kluwer NV	22,818	506,106

		8,587,252

Multi-line Retail 0.4%
Marks & Spencer Group plc	11,704	101,457
PPR SA	7,292	852,184

		953,641

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.9%
Edgars Consolidated Stores, Ltd.	80,726	$468,696
H & M Hennes & Mauritz AB, Class B	43,850	1,614,968

		2,083,664

Textiles, Apparel & Luxury Goods 0.1%
Benetton Group SpA	19,462	235,973
Burberry Group plc	7,970	61,269

		297,242

CONSUMER STAPLES 7.2%
Beverages 1.4%
C&C Group plc	14,462	98,942
Coca-Cola Amatil, Ltd.	63,070	366,408
Diageo plc	108,554	1,619,651
Grupo Modelo SA de CV, Class C	142,000	524,994
Scottish & Newcastle plc	62,838	560,405

		3,170,400

Food & Staples Retailing 0.5%
Woolworths, Ltd.	85,631	1,117,379

Food Products 2.9%
Koninklijke Wessanen NV	56,605	889,604
Northern Foods plc	776,106	1,875,729
Unilever NV	53,962	3,793,637

		6,558,970

Personal Products 1.1%
Shiseido Co., Ltd.	137,000	2,635,629

Tobacco 1.3%
British American Tobacco Malaysia Berhad	57,300	630,216
British American Tobacco plc	102,017	2,305,467
Gallaher Group plc	7,220	111,265

		3,046,948

ENERGY 6.7%
Oil, Gas & Consumable Fuels 6.7%
BP plc	391,220	4,717,126
Eni SpA	74,898	2,268,487
Royal Dutch Shell plc, Class B	150,592	5,415,046
Total SA, Class B	10,655	2,946,982

		15,347,641

FINANCIALS 21.1%
Capital Markets 3.9%
D. Carnegie & Co. AB	38,700	645,081
Macquarie Bank, Ltd.	14,922	771,856
UBS AG	49,435	5,382,419
Vontobel Holding AG	60,664	2,185,833

		8,985,189

Commercial Banks 11.0%
ABN AMRO Holding NV	88,268	2,455,304
Allied Irish Banks plc	30,625	689,705
Australia & New Zealand Banking Group, Ltd.	110,266	2,076,928
Banco Bilboa Vizcaya Argentaria SA	41,618	842,031
Banco Santander Central Hispano SA	39,855	574,447
Bank Leumi Le-Israel BM	229,531	861,716
Bank of Ireland	11,149	191,640

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Barclays plc	117,147	$1,255,785
BNP Paribas SA	11,649	1,040,879
Danske Bank AS	12,600	443,333
Hang Seng Bank, Ltd.	118,200	1,576,985
HBOS plc	47,470	836,962
HSBC Holdings plc - London Exchange	211,715	3,527,023
Lloyds TSB Group plc	324,606	2,949,922
Nordea Bank AB	80,000	861,768
Royal Bank of Canada	13,700	1,068,434
Royal Bank of Scotland Group plc	69,896	2,169,258
Societe Generale	13,181	1,744,189

		25,166,309

Consumer Finance 1.4%
Takefuji Corp.	50,980	3,077,413

Diversified Financial Services 1.6%
Fortis Bank NV	13,038	456,474
Guoco Group, Ltd.	78,000	858,159
ING Groep NV	67,963	2,429,921

		3,744,554

Insurance 2.8%
Assurances Generales de France SA	13,519	1,402,167
Cathay Financial Holding Co., Ltd.	90,000	167,443
Legal & General Group plc	759,178	1,696,021
Promina Group, Ltd.	101,705	394,675
QBE Insurance Group, Ltd.	87,684	1,283,458
TrygVesta AS *	25,341	1,349,322

		6,293,086

Real Estate 0.4%
Westfield Group Australia	59,359	795,217

HEALTH CARE 2.2%
Health Care Providers & Services 0.4%
Parkway Holdings, Ltd.	594,000	860,737

Pharmaceuticals 1.8%
GlaxoSmithKline plc, ADR	165,076	4,234,016

INDUSTRIALS 6.0%
Aerospace & Defense 0.7%
BAE Systems plc	198,205	1,474,213

Airlines 0.2%
Singapore Airlines, Ltd. #	41,000	358,995

Building Products 0.4%
Assa Abloy AB, Class B	52,200	842,596

Commercial Services & Supplies 0.2%
De La Rue plc	66,458	551,201

Construction & Engineering 0.4%
Skanska AB, Class B	65,800	1,023,106

Electrical Equipment 1.0%
Schneider Electric SA	22,514	2,357,039

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 0.9%
Barloworld, Ltd.	38,856	$745,594
Far Eastern Textile, Ltd.	630,000	433,382
Fraser & Neave, Ltd.	39,000	452,104
Wesfarmers, Ltd.	14,712	423,455

		2,054,535

Machinery 0.6%
Sandvik AB	12,500	616,019
SKF AB, Class B	52,800	740,962

		1,356,981

Road & Rail 0.0%
Kowloon Motor Bus Holdings, Ltd.	12,400	73,048

Transportation Infrastructure 1.6%
Brisa-Autoestradas de Portugal SA	289,175	2,531,077
Macquarie Airports	450,402	1,059,598

		3,590,675

INFORMATION TECHNOLOGY 1.6%
Computers & Peripherals 0.1%
Acer, Inc.	72,000	164,348

IT Services 0.6%
TietoEnator Oyj	31,900	1,242,671

Office Electronics 0.1%
Oce NV	14,351	253,667

Software 0.8%
Nintendo Co., Ltd.	14,000	1,926,040

MATERIALS 3.7%
Chemicals 1.4%
Akzo Nobel NV	32,248	1,564,004
BASF AG	14,739	1,163,753
Imperial Chemical Industries plc	66,714	434,032

		3,161,789

Construction Materials 0.9%
Hanson plc	70,648	817,814
Lafarge SA	9,843	1,037,674
Siam Cement Co.	26,000	180,416

		2,035,904

Containers & Packaging 0.7%
Rexam plc	165,503	1,505,517

Paper & Forest Products 0.7%
Stora Enso Oyj, Class R	21,400	297,245
UPM-Kymmene Oyj	59,400	1,215,542

		1,512,787

TELECOMMUNICATION SERVICES 8.7%
Diversified Telecommunication Services 7.4%
BCE, Inc.	78,200	1,883,620
Belgacom SA	11,024	340,199
BT Group plc	326,016	1,194,979
Deutsche Telekom AG *	214,158	3,396,991
Eircom Group plc	343,641	773,913
KT Corp.	3,930	157,426
Manitoba Telecom Services, Inc.	18,900	656,974
Maroc Telecom	160,391	1,979,856

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Tele Norte Leste Participacoes SA, ADR.	45,056	$800,195
Telecom Corporation of New Zealand.	633,049	2,456,186
Telecom Italia SpA	223,330	527,430
Telefonica SA	183,465	2,805,166

		16,972,935

Wireless Telecommunication Services 1.3%
NTT DoCoMo, Inc.	444	721,303
Vodafone Group plc	1,008,134	2,121,827

		2,843,130

UTILITIES 6.7%
Electric Utilities 1.8%
E.ON AG	15,173	1,698,026
Endesa SA	23,869	688,650
Enel SpA	164,766	1,397,026
Hong Kong Electric Holdings, Ltd.	46,500	222,980

		4,006,682

Gas Utilities 0.6%
Korea Gas Corp.	30,540	949,732
Snam Rete Gas SpA	120,804	524,639

		1,474,371

Multi-Utilities 3.9%
Australian Gas Light Co., Ltd.	106,726	1,453,192
National Grid plc	237,783	2,440,821
SUEZ	50,383	1,867,000
United Utilities plc	253,460	3,060,609

		8,821,622

Water Utilities 0.4%
AWG plc	8,842	176,636
Kelda Group plc	12,481	174,309
Severn Trent plc	31,158	636,889

		987,834

Total Common Stocks (cost $147,818,093)		160,015,141

PREFERRED STOCKS 0.7%
CONSUMER DISCRETIONARY 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Hugo Boss AG	14,065	575,472

UTILITIES 0.5%
Electric Utilities 0.5%
RWE AG.	14,646	1,089,371

Total Preferred Stocks (cost $1,298,273)		1,664,843

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $3,844,241)	3,844,241	3,844,241

Total Investments (cost $211,886,920) 99.6%		227,166,825
Other Assets and Liabilities 0.4%		983,671

Net Assets 100.0%		$228,150,496

* Non-income producing security
# When-Issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
## All or a portion of this security has been segregated for when-issued or delayed delivery securities.

EVERGREEN INTERNATIONAL BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

United Kingdom	23.7%	Portugal	1.1%
France	8.0%	Brazil	1.1%
Australia	7.3%	Morocco	0.9%
Netherlands	6.9%	Hong Kong	0.8%
Canada	5.5%	Denmark	0.8%
Germany	4.5%	Singapore	0.7%
Japan	3.8%	Bermuda	0.7%
United States	3.5%	Turkey	0.7%
Switzerland	3.4%	Belgium	0.7%
Sweden	3.3%	South Africa	0.5%
Italy	3.3%	South Korea	0.5%
Mexico	3.0%	Colombia	0.4%
Poland	2.8%	Israel	0.4%
New Zealand	2.5%	Taiwan	0.3%
Spain	2.3%	Malaysia	0.3%
Luxembourg	1.8%	Venezuela	0.3%
Hungary	1.4%	Jamaica	0.3%
Ireland	1.2%	Thailand	0.1%
Finland	1.2%
			100.0%

At January 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2006		U.S. Value at January 31, 2006	Unrealized Gain (Loss)
			In Exchange for

02/22/2006	1,175,242,900 JPY	$10,076,451	8,450,000 EUR	$10,300,239	$(223,788)
04/10/2006	1,162,755,300 JPY	9,969,383	8,300,000 EUR	10,117,394	(148,011)
04/10/2006	8,597,000 EUR	10,479,426	1,195,137,746 JPY	10,247,028	232,398)
04/10/2006	377,642,640 JPY	3,250,537	1,871,000 GBP	3,337,679	(87,142)
04/10/2006	376,288,200 JPY	3,238,879	25,500,000 HKD	3,290,799	(51,920)

At January 31, 2006, the Fund had written call options outstanding as follows:

Expiration Date			Strike Price	Market Value	Premium Received
	Index	Shares

02/16/2006	S&P/Toronto Stock Exchange 60 Index	41,500	$660	$605,004	$377,860
02/17/2006	FTSE 100 Index	2,350	675	471,553	291,037
02/17/2006	FTSE 100 Index	390	825	20,869	29,184
02/17/2006	Swiss Market Index	1,720	700	215,295	135,369
02/17/2006	S&P/MIB Index	158	37,000	59,245	55,809
02/28/2006	Amsterdam Exchange Index	19,500	455	87,832	99,295

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $211,886,920. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,463,765 and $2,183,860, respectively, with a net unrealized appreciation of $15,279,905.

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 31, 2006